Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations - Results From Discontinued Operations (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Revenue	$ 21,298	$ 25,823	[1]
Profit from continuing operations	(3,744)	6,406	[1]
Profit from discontinued operations	2,055	236	[1]
AUSTRALIA
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Revenue	477	730
Profit from continuing operations	178	367
Profit from discontinued operations	$ 136	$ 236

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.